Intangible assets -Key assumptions used in assessing the definite-lived brands for impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Value-in-use calculation on detailed financial budgets extrapolated period	10 years	10 years
Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 38,590	£ 43,064
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Newport | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 18,359	£ 20,421
Volume 5 Year CAGR	(11.30%)	(12.50%)
Pre-tax discount rates	8.60%	8.60%
Camel | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 6,919	£ 7,696
Volume 5 Year CAGR	(11.90%)	(12.60%)
Pre-tax discount rates	8.30%	8.60%
Pall Mall | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 2,225	£ 2,522
Volume 5 Year CAGR	4.70%	(3.00%)
Pre-tax discount rates	8.40%	8.80%
Natural American Spirit | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 9,234	£ 10,272
Volume 5 Year CAGR	(7.80%)	(8.10%)
Pre-tax discount rates	7.80%	7.90%
Total | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 36,737	£ 40,911